LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:                   OCTOBER 1-31, 2006                   PAYMENT DATE:      NOV 15 2006
DETERMINATION DATE:                  NOV 09 2006                          REPORT BRANCH:     2061
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                             TOTAL          CLASS A-1       CLASS A-2        CLASS A-3       CLASS A-4      ERALIZATION
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Class Percentages                           100.00%          18.15%           32.44%          20.00%           29.41%         0.00%
Initial Pool Balance                 381,692,856.42   69,277,253.44   123,838,126.75   76,338,571.28   112,238,904.95          0.00
Prefunding                            68,307,143.58   12,397,746.56    22,161,873.25   13,661,428.72    20,086,095.05          0.00
Total Balance                        450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00          0.00
Note Balance Total                   450,000,000.00   81,675,000.00   146,000,000.00   90,000,000.00   132,325,000.00
Number of Contracts                          19,753
Class Pass Through Rates                                     5.150%           5.364%          5.418%           5.500%
Servicing Fee Rate                         1.75000%
Indenture Trustee Fee                      0.00300%
Custodian Fee                              0.02000%
Backup Servicer Fee                        0.02000%
Insurance Premium Fee                      0.17500%
Class C Certificate Rate                   5.00000%

Initial Weighted Average APR               11.8408%
Initial Weighted Average Monthly
    Dealer Participation Fee Rate            0.000%
Initial Weighted Average Adjusted
    APR (net of Monthly Dealer
    Participation) of Remaining
    Portfolio                              11.8408%
Initial Weighted Average
    Remaining Term                            65.79
Initial Weighted Average
    Original Term                             68.71

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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
      BALANCES                           TOTAL          CLASS A-1       CLASS A-2        CLASS A-3       CLASS A-4      ERALIZATION
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BOP:
Prior Month Pool Balance             380,495,846.41   12,170,846.41   146,000,000.00   90,000,000.00   132,325,000.00          0.00
Prefunding Pool Balance                        0.00            0.00             0.00            0.00             0.00          0.00
Total Pool Balance                   380,495,846.41   12,170,846.41   146,000,000.00   90,000,000.00   132,325,000.00          0.00
Total Note Balance                   373,509,761.03    5,184,761.03   146,000,000.00   90,000,000.00   132,325,000.00

EOP:
Number of Current Month Closed
    Contracts                                   578
Number of Reopened Loans                       0.00
Number of Contracts - EOP                    20,066
Pool Balance  -  EOP                 366,587,565.23              --   144,262,565.23   90,000,000.00   132,325,000.00          0.00
Prefunding Pool Balance                        0.00            0.00             0.00            0.00             0.00          0.00
Total Pool Balance  -  EOP           366,587,565.23              --   144,262,565.23   90,000,000.00   132,325,000.00          0.00
Total Note Balance - EOP             358,866,689.61              --   136,541,689.61   90,000,000.00   132,325,000.00

Class Collateral Pool Factors            0.79748153      0.00000000       0.93521705      1.00000000       1.00000000

Weighted Average APR of Remaining
    Portfolio                             11.87169%
Weighted Average Monthly Dealer
    Participation Fee Rate                 0.00000%
Weighted Average Adjusted APR (net
    of Monthly Dealer Participation)
    of Remaining Portfolio                11.87169%
Weighted Average Remaining Term               61.00
Weighted Average Original Term                68.84

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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TOTAL DISTRIBUTION AMOUNT                                                                     CONTRACTS
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Monthly Payments:         Principal                                        5,410,252.41
                          Interest                                         3,588,505.38
Early Payoffs:            Principal Collected                              7,298,295.31
                          Early Payoff Excess Servicing Compensation               0.10
                          Early Payoff Principal Net of Rule of 78s Adj.   7,298,295.21          512
                          Interest                                            86,820.24
Liquidated Receivable:    Principal Collected                                 15,871.88
                          Liquidated Receivable Excess Servicing
                          Compensation                                             0.00
                          Liquidated Receivable Principal Net of
                          Rule of 78s Adj.                                    15,871.88           59
                          Interest                                           (1,419.78)
Purchase Amount:          Principal                                          142,113.37            7
                          Interest                                             8,605.25
                                     Total Principal                      12,866,532.87
                                     Total Interest                        3,682,511.09
                                     Total Principal and Interest         16,549,043.96
Recoveries                                                                   387,232.26
Excess Servicing Compensation                                                      0.10
Late Fees & Miscellaneous Fees                                                66,780.33
Collection Account Customer Cash                                          17,003,056.65
ADDITIONAL COLLECTION ACCOUNT CASH:
Collection Account Investment Income                                          56,181.62
Prefunding Account Investment Income                                              41.46
Mandatory Special Redemption                                                       0.00
Available Funds                                                           17,059,279.73

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                                                                          DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION                                                                 AMOUNT       DEFICIENCY CLAIM
----------------------------------------------------------------------------------------------------------

                                                                          17,059,279.73
Monthly Dealer Participation Fee                                   0.00   17,059,279.73         0.00
Prior Unpaid Dealer Participation Fee                              0.00   17,059,279.73

Servicing Fees:           Current Month Servicing Fee        554,889.78
                          Prior Period Unpaid
                          Servicing Fee                            0.00
                          Late Fees & Miscellaneous
                          Fees                                66,780.33
                          Excess Servicing
                          Compensation                             0.10
                                     Total Servicing Fees:   621,670.21   16,437,609.52         0.00
Indenture Trustee Fee                                            933.77   16,436,675.75         0.00
Custodian Fee                                                  6,341.60   16,430,334.15         0.00
Backup Servicer Fee                                            6,341.60   16,423,992.55         0.00
Prior Unpaid Indenture Trustee Fee                                 0.00   16,423,992.55         0.00
Prior Unpaid Custodian Fee                                         0.00   16,423,992.55         0.00
Prior Unpaid Backup Servicer Fee                                   0.00   16,423,992.55         0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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                                                                                                DISTRIBUTION     SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                             AMOUNT        DEFICIENCY CLAIM
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Class A-1 Note Interest:              Current Month                           22,251.27         16,401,741.28           0.00
                                      Prior Carryover Shortfall                    0.00         16,401,741.28
Class A-2 Note Interest:              Current Month                          652,620.00         15,749,121.28           0.00
                                      Prior Carryover Shortfall                    0.00         15,749,121.28
Class A-3 Note Interest:              Current Month                          406,350.00         15,342,771.28           0.00
                                      Prior Carryover Shortfall                    0.00         15,342,771.28
Class A-4 Note Interest:              Current Month                          606,489.58         14,736,281.70           0.00
                                      Prior Carryover Shortfall                    0.00         14,736,281.70
Principal Payment Amount:             Current Month                        6,922,195.80          7,814,085.90           0.00
                                      Prior Carryover Shortfall                    0.00          7,814,085.90
Certificate Insurer:                  Reimbursement Obligations                    0.00          7,814,085.90           0.00
                                      Premium                                 52,334.89          7,761,751.01           0.00
Class C Interest Payment Amount
                                      Current Month                           65,625.00          7,696,126.01           0.00
                                      Prior Carryover Shortfall                    0.00          7,696,126.01           0.00
Supplemental Enhancement Account                       Reimbursement               0.00          7,696,126.01           0.00
Expenses:                             Trust Collateral Agent                       0.00          7,696,126.01           0.00
                                      Indenture Trustee                            0.00          7,696,126.01           0.00
                                      Backup Servicer                              0.00          7,696,126.01           0.00
                                      Custodian                                    0.00          7,696,126.01           0.00
Distribution to (from) the Spread Account                                  7,696,126.01                  0.00
Distribution (from) the Supplemental Enhancement Account                           0.00                  0.00

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LIQUIDATED RECEIVABLES
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                                                                                                      Cumulative Cram Down Loss
Liquidated Receivables and Cram Down Loss:                                                              Balance          Units

     BOP Liquidated Receivable Principal
     Balance                                     1,057,620.19        BOP Cram Down loss Balance            0.00           0.00
     Current Month Cram Down Loss                        0.00        Current Month Cram Down Loss          0.00           0.00
     Liquidation Principal Proceeds                 15,871.88
     Principal Loss                              1,041,748.31
     Prior Month Cumulative Principal Loss LTD   1,834,078.12
     Cumulative Principal Loss LTD               2,875,826.43
                                                                      Cumulative Cram Down Loss            0.00           0.00

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STATISTICAL INFORMATION
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                                                               % OF TOTAL POOL
DELINQUENCY STATUS:         # OF CONTRACTS        AMOUNT            BALANCE
     Current                        16,007    290,309,438.99         79.19%
     1-29 Days                       3,661     69,746,785.70         19.03%
     30-59 Days                        227      3,651,710.08          1.00%
     60-89 Days                         89      1,390,269.99          0.38%
     90-119 Days                        65      1,185,807.47          0.32%
     120 Days or More                   17        303,553.00          0.08%
                      Total         20,066    366,587,565.23        100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                              Event of
                                           Trigger   Trigger   Default   Event of
                           Current Month  Threshold   Event   Threshold  Default

Average Delinquency Ratio      1.24572%     4.25%      NO      6.25%       NO
Cumulative Default Rate           0.98%     3.13%      NO      3.39%       NO
Cumulative Loss Rate              0.40%     1.57%      NO      1.87%       NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:

                             CERTIFICATE INVENTORY                                                  RECOVERY INVENTORY
                                # OF CONTRACTS        AMOUNT *                                       # OF CONTRACTS        AMOUNT *

Prior Month Inventory                 22             505,881.04             Prior Month Inventory                13       294,687.91
Repurchased                            6             120,030.83                       Repurchased                 0             0.00
Adjusted Prior Month Inventory        16             385,850.21    Adjusted Prior Month Inventory                13       294,687.91
Current Month Repos                   28             548,489.72               Current Month Repos                38       583,858.67
Repos Actually Liquidated             16             341,787.24      Repos from Trust Liquidation                 0             0.00
Repos Liquidated at 60+ or 150+        0                   0.00         Repos Actually Liquidated                36       579,531.93
Dealer Payoff                          0                   0.00                     Dealer Payoff                 0             0.00
Redeemed / Cured                       0                   0.00                  Redeemed / Cured                 0             0.00
Purchased Repos                        0                   0.00                   Purchased Repos                 0             0.00
Current Month Inventory               28             592,552.69           Current Month Inventory                15       299,014.65

                  * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:
                                 # OF CONTRACTS               AMOUNT
Current Month Balance                   59              1,057,620.19
Cumulative Balance                     164              2,875,127.46
Current Month Proceeds                                     14,452.10
Cumulative Proceeds                                       (4,523.03)
Current Month Recoveries                                  387,232.26
Cumulative Recoveries                                   1,099,850.71

                                   RECEIVABLES LIQUIDATED AT 150 OR MORE
                                   DAYS DELINQUENT, 60 OR MORE DAYS PAST
                                   THE DATE AVAILABLE FOR SALE AND BY            CUMULATIVE RECEIVABLES LIQUIDATED
                                   ELECTION:                                     AT 150+ AND 60+:
                                            Balance             Units                  Balance          Units

Prior Month                               33,759.22               1                   3,243.37            1
Current Trust Liquidation Balance          1,843.27               1                   1,843.27            1
Current Monthly Principal
Payments                                   (311.52)
Cram Down Loss                                 0.00
Reopened Loan Due to NSF                       0.00               0
Current Repurchases                            0.00
Current Recovery Sale Proceeds                 0.00
Deficiency Balance of Sold
Vehicles                                       0.00               0
EOP                                       35,290.97               2                   5,086.64            2

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

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STATISTICAL INFORMATION CONTINUED
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   SPREAD ACCOUNT RECONCILIATION
                                                                                   REQUISITE AMOUNT:   5,625,000.01

Initial Deposit                                                     4,771,160.71
BOP Balance                                                         5,625,000.01
Subsequent Transfer Required Deposit                                        0.00
Remaining Distribution Amount                                       7,696,126.01
Investment Income                                                      24,749.61
Current Month Draw                                                          0.00
EOP Balance Prior to Distribution                                  13,345,875.63

Spread Account Release Amount                                       7,720,875.62

EOP Balance                                                         5,625,000.01

Class A Principal Payment Amount                                    7,720,875.62
Class C Supplemental Interest and Carryover Shortfall                       0.00
Class R Certificateholder Distribution                                      0.00

   CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                                      15,750,000.00
BOP Balance                                                        15,750,000.00
Supplemental Enhancement Account Deposit                                    0.00
Current Month Draw                                                          0.00
Supplemental Enhancement Account Investment Earnings                   69,300.28
Supplemental Enhancement Account Investment Earnings Amount to
   Class C Certificateholder                                         (69,300.28)
Class C Supplemental Enhancement Amount Before Release             15,750,000.00

Supplemental Enhancement Account Release Amount                             0.00

EOP Balance                                                        15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                        7,720,875.62

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                             29,095,875.63                7.94%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                  32,992,880.87                9.00%

PREFUNDING ACCOUNT RECONCILIATION

   Initial Deposit                                                 68,307,143.58
   BOP Balance                                                              0.00
   Subsequent Transfer                                                      0.00
   Investment Income Earned                                                41.46
   Investment Income Deposited to Note Account                            (41.46)
   Mandatory Special Redemption                                             0.00
   Remaining Prefunding Balance                                                                 0.00
   Undistributed Investment Income                                                              0.00
   EOP Balance Before Release to Servicer                                                       0.00
   Prefunding Account Balance Released to Servicer                          0.00
   EOP Balance                                                              0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

----------------------------------------------------   ------------------------------------------------
CUMULATIVE LOSS:                                       CUMULATIVE GROSS DEFAULT:
----------------------------------------------------   ------------------------------------------------
  UP TO MONTH       TRIGGER EVENT   EVENT OF DEFAULT     UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT

       3                0.79%            1.02%                3            1.57%             1.85%
       6                1.57%            1.87%                6            3.13%             3.39%
       9                1.96%            2.37%                9            3.73%             4.31%
      12                3.13%            3.39%               12            5.88%             6.15%
      15                3.56%            3.85%               15            6.77%             7.00%
      18                4.28%            4.61%               18            8.56%             8.39%
      21                4.66%            5.39%               21            8.98%             9.80%
      24                5.17%            5.85%               24            9.40%            10.63%
      27                5.50%            6.31%               27           10.00%            11.48%
      30                6.00%            6.76%               30           10.91%            12.30%
      33                6.34%            7.24%               33           11.52%            13.15%
      36                6.67%            7.54%               36           12.12%            13.71%
      39                6.83%            7.69%               39           12.43%            13.98%
      42                7.00%            8.00%               42           12.72%            14.54%
      45                7.00%            8.00%               45           12.72%            14.54%
      48                7.00%            8.00%               48           12.72%            14.54%
      51                7.00%            8.00%               51           12.72%            14.54%
      54                7.00%            8.00%               54           12.72%            14.54%
      57                7.00%            8.00%               57           12.72%            14.54%
      60                7.00%            8.00%               60           12.72%            14.54%
      63                7.00%            8.00%               63           12.72%            14.54%
      66                7.00%            8.00%               66           12.72%            14.54%
      69                7.00%            8.00%               69           12.72%            14.54%
      72                7.00%            8.00%               72           12.72%            14.54%
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AVERAGE DELINQUENCY RATIO:
--------------------------------------------------
UP TO MONTH       TRIGGER EVENT   EVENT OF DEFAULT

    12                4.25%            6.25%
    24                5.25%            7.25%
    72                6.25%            8.25%
--------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of October 31, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
-----------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7